Earnings Per Share - Common Stock (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic EPS:
Net income	$ 576,656	$ 586,185	$ 319,638
Less income allocated to nonvested awards	(350)	(1,373)	(1,557)
Net income allocated to common stock for EPS calculation	$ 576,306	$ 584,812	$ 318,081
Nonvested awards (in shares)	181,956	183,309	182,744
Basic EPS	$ 3.17	$ 3.19	$ 1.74
Diluted EPS:
Net income	$ 576,656	$ 586,185	$ 319,638
Less income allocated to nonvested awards	(350)	(1,373)	(1,557)
Add income allocated to nonvested awards	350	1,373	1,557
Net income allocated to common stock for EPS calculation	$ 576,656	$ 586,185	$ 319,638
Average common shares outstanding	181,956	183,309	182,744
Increase due to assumed issuance of shares related to common equivalent shares outstanding	976	1,162	813
Average nonvested awards	987	959	891
Average common and common equivalent shares outstanding	183,919	185,430	184,448
Diluted EPS attributable to TSYS common shareholders (Note 25) (in dollars per share)	$ 3.14	$ 3.16	$ 1.73